Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of reconciliation of the components used to derive basic and diluted EPS

	2013			2012
		(Denominator)			(Denominator)
		Weighted-	Per		Weighted-	Per
	(Numerator)	Average	Share	(Numerator)	Average	Share
	Net Loss	Shares	Amount	Net Income	Shares	Amount

Year Ended December 31,
Basic EPS	$(693,681)	18,987,702	$(0.04)	$378,859	18,634,369	$0.02
Effect of Dilutive Securities – Options and
Convertible Preferred Stock	-	-	-	-	2,129,263	-
Diluted EPS	$(693,681)	18,987,702	$(0.04)	$378,859	20,763,632	$0.02

Schedule of lease merchandise
Lease merchandise – at cost	$3,892,682
Accumulated depreciation	(1,019,832)
Impairment reserve	(300,000)
Lease merchandise – net	$2,572,850

Schedule of antidilutive securities excluded from computation of earnings per share

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013
Convertible preferred stock	2,090,954	1,919,573	2,163,623	1,919,573
Options	3,650,121	2,992,692	3,461,284	2,891,783
Warrants	3,342,504	3,342,504	3,342,504	3,342,504
	9,083,579	8,254,769	8,967,411	8,153,860